QUARTERLY FINANCIAL DATA (Unaudited)	12 Months Ended
Sep. 30, 2016
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (Unaudited)
QUARTERLY FINANCIAL DATA (Unaudited)

	2016
	1st Quarter Oct. - Dec	2nd Quarter Jan. - March	3rd Quarter April - June	4th Quarter July - Sept.	Total For Year
Revenues	$21,405	$24,857	$23,245	$24,757	$94,264
Expenses	23,187	25,849	26,610	28,455	104,101
Total revenues less total expenses	(1,782)	(992)	(3,365)	(3,698)	(9,837)
Gain on sale of real estate	609	24,226	10,263	11,379	46,477
Gain on sale of partnership interest	—	—	386	—	386
Loss on extinguishment of debt	—	(2,668)	—	(1,879)	(4,547)
(Loss) income from continuing operations	(1,173)	20,566	7,284	5,802	32,479
(Loss) income from discontinued operations	(1,600)	14,279	—	—	12,679
Net (loss) income	(2,773)	34,845	7,284	5,802	45,158
Net loss (income) attributable to non-controlling interests	739	(9,909)	(1,804)	(2,895)	(13,869)
Net (loss) income attributable to common shareholders	$(2,034)	$24,936	$5,480	$2,907	$31,289

Basic and per share amounts attributable to common shareholders
Continuing operations	$(0.10)	$0.70	$0.39	$0.21	$1.21
Discontinued operations	(0.04)	1.06	—	—	1.02
Basic and diluted (loss) income per share	$(0.14)	$1.76	$0.39	$0.21	$2.23

NOTE 15—QUARTERLY FINANCIAL DATA (Unaudited) - (continued)

	2015
	1st Quarter Oct. - Dec	2nd Quarter Jan. - March	3rd Quarter April - June	4th Quarter July - Sept.	Total For Year
Revenues	$18,526	$19,123	$19,790	$19,656	$77,095
Expenses	20,320	20,838	21,596	24,622	87,376
Total revenues less total expenses	(1,794)	(1,715)	(1,806)	(4,966)	(10,281)
Gain on sale of real estate	—	2,777	—	12,228	15,005
(Loss) income from continuing operations	(1,794)	1,062	(1,806)	7,262	4,724
Loss from discontinued operations	(1,733)	(1,448)	(1,702)	(1,446)	(6,329)
Net (loss) income	(3,527)	(386)	(3,508)	5,816	(1,605)
Net loss (income) attributable to non-controlling interests	1,029	(362)	930	(2,380)	(783)
Net (loss) income attributable to common shareholders	$(2,498)	$(748)	$(2,578)	$3,436	$(2,388)

Basic and per share amounts attributable to common shareholders
Continuing operations	$(0.15)	$(0.01)	$(0.13)	$0.27	$(0.02)
Discontinued operations	(0.03)	(0.04)	(0.05)	(0.03)	(0.15)
Basic and diluted (loss) income per share	$(0.18)	$(0.05)	$(0.18)	$0.24	$(0.17)